Financial assets and liabilities, Categories of financial assets and liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets [Abstract]
Cash and cash equivalents	$ 207,110	$ 98,379	$ 94,733	$ 39,567
Restricted cash	0	1,665
Trade receivables	696,841	307,753
Other accounts receivable	210,841	214,091
Related parties	74,187	70,078
Financial liabilities [Abstract]
Short-term portion of the financial debt	102,388	64,139
Trade payables	356,200	350,653
Accounts payable and accrued expenses	588,471	340,744
Related parties	172,409	147,098
Long-term financial debt	374,660	12,374
Financial Liabilities Valued at Amortized Cost [Member]
Financial liabilities [Abstract]
Short-term portion of the financial debt	102,388	64,139
Trade payables	356,200	350,653
Accounts payable and accrued expenses	514,964	275,540
Related parties	172,409	147,098
Total short-term portion of the financial debt	1,145,961	837,430
Long-term financial debt	374,660	12,374
Total financial liabilities	1,520,621	849,804
Financial Assets Valued at Amortized Cost [Member]
Financial assets [Abstract]
Cash and cash equivalents	207,110	98,379
Restricted cash	0	1,665
Trade receivables	206,867	239,988
Other accounts receivable	15,599	19,173
Related parties	74,187	70,078
Total financial assets	$ 503,763	$ 429,283